Cover	Jun. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 18, 2026
Entity Registrant Name	FIRY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39243
Entity Tax Identification Number	84-4478274
Entity Address, Address Line One	6625 Badura Avenue
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	415
Local Phone Number	762-0511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FIRY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001801661